INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS [Text Block]

NOTE 11 - INTANGIBLE ASSETS

The following table summarizes the continuity of intangible assets for the years ended December 31, 2021 and 2020:

	Trademarks	Patient relationships	Total
	$	$	$
Cost
Balance, December 31, 2019 and 2020	-	-	-
Additions	3,250,000	414,000	3,664,000
Impairment	-	-	-
Balance, December 31, 2021	3,250,000	414,000	3,664,000

Accumulated depreciation
Balance, December 31, 2019 and 2020	-	-	-
Amortization	94,792	27,600	122,392
Balance, December 31, 2021	94,792	27,600	122,392

Carrying value
Balance, December 31, 2019 and 2020	-	-	-
Balance, December 31, 2021	3,155,208	386,400	3,541,608

During the year ended December 31, 2021, the Company acquired a total of $3,250,000 in trademarks (note 6). These trademarks have a useful life of 10 years and are measured at cost less accumulated amortization and impairment losses. These trademarks are amortized on a straight-line basis over their estimated useful lives. Useful lives, residual values, and amortization methods for intangible assets with finite useful lives are reviewed at least annually.

During the year ended December 31, 2021, the Company acquired a total of $414,000 in patient relationships (note 5). These relationships have a useful life of 5 years and are measured at cost less accumulated amortization and impairment losses. These relationships are amortized on a straight-line basis over their estimated useful lives. Useful lives, residual values, and amortization methods for intangible assets with finite useful lives are reviewed at least annually.

During the year ended December 31, 2021, the Company recognized no impairment expense related to the intangible assets (2020 - $nil).